Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount Rate Description	Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 6% of the participant's annual compensation. Contributions to this plan are recorded, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2011, December 31, 2012 and December 31, 2013 were $16,644,000, $18,187,000 and $20,293,000 respectively.
Contributions	$ 75,000	$ 101,000
Net gain for the defined benefit pension plan	20,000
Prior service cost for the defined benefit pension plan
Expected long-term rate of return on assets	6.10%
Long term equity risk-premium	6.60%
Expected long term rate of return on bonds Description	Expected long term rates of return to the asset distribution at December 31, 2013, gives rise to an expected overall rate of return of scheme assets of approximately 6.1% per annum.
Contribution to Pension fund	200,000
Expected benefit cash flow description	The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience.
Retirement period used as a basis to estimate expected cash flows	10 years
Legal and General over 15 year Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Risk free interest rate	3.60%
Long term equity risk-premium	3.00%
Expected long term rate of return on bonds Description	The long-term expected return on bonds is determined by reference to UK long dated government and corporate bond yields at the balance sheet date. This is represented by the iboxx AA 15 index plus 30 basis points.
Basis points increase to determine log-term expected return on bonds	0.30%
Iboxx Corporate Bond
Defined Benefit Plan Disclosure [Line Items]
Basis point increase in benefits obligation discount rate	0.30%
Defined benefit plan bond maturity period	15
Defined Benefit Plan Contributions
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of compensation	6.00%
Contributions	20,293,000	18,187,000	16,644,000
Defined Contribution Pension Plan 401(k)
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of compensation	6.00%
Contributions	$ 9,816,000	$ 8,442,000	$ 7,064,000
Participant's contributions percentage	50.00%